BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2013
BUSINESS COMBINATION

2. BUSINESS COMBINATION

Business combinations in the year ended March 31, 2013

On June 5, 2012, Kyocera Document Solutions Deutschland GmbH, a subsidiary of Kyocera Document Solutions Inc., a Japan based subsidiary, acquired 100% of the common stock of AKI GmbH to strengthen its document solutions business.

On August 1, 2012, Kyocera Document Solutions America, Inc., a subsidiary of Kyocera Document Solutions Inc., acquired information equipment sales business, related assets and liabilities from Nevill Business Machines, Inc. to expand its sales channels in the United States of America.

The results of operations of the acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition date. For reporting segment, they are reported in the Information Equipment Group. The acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

On November 5, 2012, Kyocera Communication Systems Co., Ltd., a Japan based subsidiary, acquired 100% of the common stock of MOTEX Inc., a development and sales company of information technology assets management package software, and made it consolidated subsidiary with the aim of strengthening its security service business in information systems & telecommunication services business.

Going forward, Kyocera Communication Systems Co., Ltd. will strive to further expand its information systems & telecommunication services business through the pursuit of synergies with MOTEX Inc.

The results of operations of MOTEX Inc. was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Others.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2013. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥101 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2013.

November 5, 2012
(Yen in millions)
Current assets	¥5,069
Intangible assets	4,247
Other non-current assets	1,400

Total assets	10,716

Current liabilities	1,907
Non-current liabilities	1,607

Total liabilities	3,514

Total identified assets and liabilities	7,202

Purchase price (Cash)	13,507

Goodwill	¥6,305

The total amount of goodwill is not expected to be deductible for tax purposes.

The pro forma results are not presented as the revenue and earnings were not material.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

November 5, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,452
Software	616
Trademarks	179

Total	¥4,247

The weighted average amortization periods for customer relationships, software and trademarks are ten years, five years and ten years, respectively.

On February 6, 2013, AVX Corporation, a U.S. based subsidiary, acquired by merger all of the outstanding capital stock of the Tantalum Components Division of Nichicon Corporation (Nichicon Tantalum) for ¥8,054 million ($86 million) in cash. Nichicon Tantalum designs, develops, manufactures and markets tantalum electronic components. Nichicon Tantalum’s products are used in a broad range of commercial applications. Nichicon Tantalum has manufacturing facilities located in Adogawa, Japan and Tianjin, China. The acquisition enhances AVX Corporation’s leadership position in the passive electronic component industry and provides further opportunities for expansion in the Asian region and tantalum component manufacturing efficiencies.

The results of operations of Nichicon Tantalum was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Device Group.

Kyocera has used the acquisition method of accounting to record the transaction in accordance with ASC 805, “Business Combinations.” In accordance with the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values with the excess being allocated to goodwill. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

As of March 31, 2013, the allocation of the purchase price was prepared based on estimates of fair values, as shown in the following table. The purchase price allocation of assets and liabilities is preliminary and subject to change as Kyocera awaits the completion of the fair value appraisal of certain personal and real tangible assets as well as certain intangible assets.

February 6, 2013
(Yen in millions)
Accounts receivables	¥727
Inventories	1,414
Other current assets and liabilities	(200)

Working capital	1,941

Property, plant and equipment	2,873
Accrued benefit liability	(179)

Total identified assets and liabilities	4,635

Purchase price (Cash)	8,054

Goodwill	¥3,419

The total amount of goodwill is not expected to be deductible for tax purposes.

The pro forma results are not presented as the revenue and earnings were not material.

Business combinations in the year ended March 31, 2012

On July 11, 2011, Kyocera Fineceramics GmbH, a consolidated German subsidiary of Kyocera Corporation, acquired 100% of the outstanding common stock of Unimerco Group A/S, a Denmark-based industrial cutting tool manufacturing and sales company and made it a consolidated subsidiary with the aim of strengthening its cutting tool business. Unimerco Group A/S has changed its name to Kyocera Unimerco A/S on July 21, 2011.

By making Kyocera Unimerco A/S a consolidated subsidiary, Kyocera has added Kyocera Unimerco A/S’s high-quality, high-precision, custom-made solid-type cutting tools for automobile engine processing as well as aviation and wind-power generation markets to its lineup while also expanding its sales network, mainly in Europe. Going forward, Kyocera will strive to further expand its cutting tool business through the pursuit of synergies with Kyocera Unimerco A/S.

The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Applied Ceramic Products Group.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥160 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

July 11, 2011
(Yen in millions)
Current assets	¥5,400
Intangible assets	7,691
Other non-current assets	4,765

Total assets	17,856

Current liabilities	1,810
Non-current liabilities	4,872

Total liabilities	6,682

Total identified assets and liabilities	11,174

Purchase price (Cash)	22,494

Goodwill	¥11,320

The total amount of goodwill is not expected to be deductible for tax purposes.

The pro forma results are not presented as the amounts were immaterial.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

July 11, 2011
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,296
Unpatented technologies	2,735
Trademarks	1,318
Others	342

Total	¥7,691

The weighted average amortization periods for customer relationships, unpatented technology and trademark are 20 years, 20 years and 10 years, respectively.

On February 1, 2012, Kyocera acquired 100% of the common stock of Optrex Corporation, a specialized manufacturer of liquid crystal displays (LCD) and related products, with the aim of strengthening its LCD business, and made it a consolidated subsidiary. Optrex Corporation has changed its name to Kyocera Display Corporation on April 1, 2012.

By making Optrex Corporation a consolidated subsidiary, Kyocera will further enhance the product lines of both its conventional industrial equipment applications and newly acquired automotive applications. Moreover, Optrex Corporation also possesses excellent production technology for touchscreen panels, thus by effectively combining both companies’ product technologies and operating resources including customer bases, Kyocera also expects to further enhance and expand its touchscreen panel business. Going forward, Kyocera will strive to further expand its LCD and touchscreen panel business.

The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Device Group.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥159 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

February 1, 2012
(Yen in millions)
Cash and cash equivalents	¥1,957
Trade receivables	14,358
Inventories	12,528
Others	1,308

Total current assets	30,151

Property, plant and equipment	6,104
Intangible assets	4,124
Others	397

Total non-current assets	10,625

Total assets	40,776

Short-term borrowings	10,058
Current portion of long-term debt	5,345
Trade notes and accounts payable	15,271
Others	2,800

Total current liabilities	33,474

Non-current liabilities	3,133

Total liabilities	36,607

Total identified assets and liabilities	4,169

Purchase price (Cash)	18,312

Goodwill	¥14,143

The total amount of goodwill is not expected to be deductible for tax purposes.

The short-term borrowings of ¥10,058 million and the current portion of long-term debt of ¥5,345 million were loans from several financial institutions, the repayment of which were completed in the year ended March 31, 2012.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

February 1, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,233
Technologies	417
Others	474

Total	¥4,124

The weighted average amortization periods for customer relationships and technology are 10 years, respectively.

Pro forma information

The following is the pro forma combined results of operations of Kyocera for the years ending March 31, 2011 and 2012 as if above business combination had taken place on April 1, 2010. The pro forma combined results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the date indicated.

	Years ending March 31,
	2011 (Unaudited)	2012 (Unaudited)
	(Yen in millions except per share amounts)
Pro forma net sales	¥1,340,810	¥1,269,455
Pro forma net income attributable to shareholders of Kyocera Corporation	118,874	78,829
Pro forma net income attributable to shareholders of Kyocera Corporation per share:
Basic	647.75	429.70
Diluted	647.75	429.70

The amounts of revenue and earnings of Optrex Corporation since the acquisition date included in the consolidated income statement for the year ended March 31, 2012 are not presented as the amounts were immaterial.

On August 31, 2011, Kyocera Document Solutions India Pte. Ltd., a subsidiary of Kyocera Document Solutions Inc., acquired information equipment sales business, related assets and liabilities from Kilburn Office Automation Ltd. to expand its sales channels in India.

On October 1, 2011, Kyocera Document Solutions Canada, Ltd, a subsidiary of Kyocera Document Solutions Inc., acquired 100% of the common stock of Copicom Inc. to expand its sales channels in Canada.

The results of operations of the acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition date. For reporting segment, they are reported in the Information Equipment Group. The acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Business combinations in the year ended March 31, 2011

On June 1, 2010, Kyocera Corporation acquired thin film transistor LCD business of Yasu facility from Sony Mobile Display Corporation. The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Electronic Device Group.

Kyocera Tycom Corp. has owned a 33.33% interest in Tycom Ltd., a sales company of cutting tools, and accounted for its investment by the equity method. On August 31, 2010, Kyocera Tycom Corp. acquired all of the remaining shares of Tycom Ltd. As a result, Tycom Ltd. has become a wholly-owned subsidiary of Kyocera and has been consolidated by Kyocera from that date. The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Applied Ceramic Products Group.

On October 29, 2010, Kyocera Document Solutions Inc. acquired 100% of shares of Epson Software Engineering (Philippines), Inc. which is a software developer related to information equipment. The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Information Equipment Group.

These acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.